Fees Summary	Jun. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 55,276,010
Previously Paid Amount	0.00
Total Fee Amount	7,633.62
Total Offset Amount	0.00
Net Fee	7,633.62
Narrative - Max Aggregate Offering Price	$ 55,276,010
Final Prospectus	true